Subsequent Events		9 Months Ended
	Jan. 26, 2021	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 7 — SUBSEQUENT EVENTS
On February 12, 2021, the Company effected a
33-for-25
share split with respect to the founder shares, resulting in an aggregate of 9,487,500 founder shares issued and outstanding. On March 22, 2021, the Company effected a
35-for-
33 share split with respect to the founder shares resulting in an aggregate of 10,062,500 founder shares issued and outstanding. All share and per-share
amounts have been retroactively restated to reflect the share capitalizations (see Note 4).
As of March 24, 2021, the Company had borrowed an aggregate of $125,103 under the Promissory Note.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 24, 2021, the date that the financial statements were available to be issued. Based upon this review, other than mentioned above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, other than the restatement discussed in Note 2.